Pensions and Other Post-Employment Benefits - Summary of Pension and OPEB Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
DB Pension Plan
Disclosure of defined benefit plans [line items]
Current Service Costs	$ 10	$ 16
Past Service Costs – Curtailments and Plan Amendments	0	0
Net Interest Costs	1	3
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	(10)	26
(Gains) Losses From Experience Adjustments	4	1
(Gains) Losses From Changes in Demographic Assumptions	0	0
(Gains) Losses From Changes in Financial Assumptions	13	(64)
Defined Benefit Plan Cost (Recovery)	18	(18)
Defined contribution plan cost	99	72
Total Plan Cost	117	54
OPEB Plans
Disclosure of defined benefit plans [line items]
Current Service Costs	14	8
Past Service Costs – Curtailments and Plan Amendments	10	0
Net Interest Costs	10	7
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	0	0
(Gains) Losses From Experience Adjustments	1	(2)
(Gains) Losses From Changes in Demographic Assumptions	0	0
(Gains) Losses From Changes in Financial Assumptions	50	(57)
Defined Benefit Plan Cost (Recovery)	85	(44)
Defined contribution plan cost	0	0
Total Plan Cost	$ 85	$ (44)